Cash and cash equivalents and financial assets (Details) SFr in Millions	9 Months Ended
Sep. 30, 2022 CHF (SFr)
Cash and cash equivalents and financial assets
Sale of short-term financial assets	SFr 20.0
Purchase of short-term financial assets	SFr 30.0